UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7899
                                   811-7885

Name of Fund: BlackRock International Index Fund of BlackRock Index Funds, Inc.
              Master International Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

BlackRock International Index Fund of BlackRock Index Funds, Inc.
Schedule of Investments as of September 30, 2006

                                                               Beneficial
                                                                 Interest  Mutual Funds                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           $  140,789,917  Master International Index Series of
                                                                           Quantitative Master Series Trust            $285,728,413
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Investments
                                                                           (Cost - $208,407,379) - 100.0%               285,728,413

                                                                           Liabilities in Excess of
                                                                           Other Assets - (0.0%)                           (111,028)
                                                                                                                       ------------
                                                                           Net Assets - 100.0%                         $285,617,385
                                                                                                                       ============

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 4.7%    Airlines - 0.0%                                33,548  Qantas Airways Ltd.                         $     97,887
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                               40,082  Coca-Cola Amatil Ltd.                            200,106
                                                                  119,489  Foster's Group Ltd.                              574,248
                                                                      732  Lion Nathan Ltd.                                   4,425
                                                                                                                       ------------
                                                                                                                            778,779
                    ---------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.1%                           10,984  CSL Ltd.                                         442,875
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.1%                         13,704  Macquarie Bank Ltd.                              707,172
                                                                       88  Perpetual Trustees Australia Ltd.                  4,800
                                                                                                                       ------------
                                                                                                                            711,972
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.0%                               14,011  Orica Ltd.                                       234,940
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.2%                        96,429  Australia & New Zealand Banking Group Ltd.     1,932,854
                                                                   62,940  Commonwealth Bank of Australia                 2,148,836
                                                                   85,084  National Australia Bank Ltd.                   2,330,233
                                                                   94,185  Westpac Banking Corp.                          1,596,189
                                                                                                                       ------------
                                                                                                                          8,008,112
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%          69,085  Brambles Industries Ltd.                         657,324
                                                                      369  Downer EDI Ltd.                                    1,652
                                                                                                                       ------------
                                                                                                                            658,976
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%               7,102  Leighton Holdings Ltd.                           102,500
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%                  19,485  Boral Ltd.                                       105,129
                                                                    4,886  James Hardie Industries NV                        27,201
                                                                   66,497  Rinker Group Ltd.                                689,767
                                                                                                                       ------------
                                                                                                                            822,097
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%                  39,761  Amcor Ltd.                                       220,461
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                            59,199  Pacific Brands Ltd.                              111,769
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Consumer Services - 0.0%           37,156  ABC Learning Centres Ltd.                        173,578
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.1%           8,881  Australian Stock Exchange Ltd.                   215,393
                                                                   16,381  Babcock & Brown Ltd.                             246,200
                                                                   57,631  Challenger Financial Services Group Ltd.         149,235
                                                                   21,784  Suncorp-Metway Ltd.                              356,664
                                                                                                                       ------------
                                                                                                                            967,492
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 163,453  Telstra Corp. Ltd.                               452,535
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.0%              8,780  WorleyParsons Ltd.                               110,075
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.3%                83,943  Coles Myer Ltd.                                  901,427
                                                                   54,588  Woolworths Ltd.                                  825,325
                                                                                                                       ------------
                                                                                                                          1,726,752
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                           59,684  Futuris Corp. Ltd.                                90,415
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.0%                              271  Alinta Ltd.                                        2,305
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                         6,833  Ansell Ltd.                                 $     54,000
                    Supplies - 0.0%                                   227  Cochlear Ltd.                                      8,978
                                                                                                                       ------------
                                                                                                                             62,978
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                        68,222  DCA Group Ltd.                                   174,624
                    Services - 0.0%                                37,257  Mayne Group Ltd.                                  95,087
                                                                    2,433  Sonic Healthcare Ltd.                             23,930
                                                                                                                       ------------
                                                                                                                            293,641
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%            5,323  Aristocrat Leisure Ltd.                           56,009
                                                                   22,614  TABCORP Holdings Ltd.                            263,768
                                                                   57,896  Tattersall's Ltd.                                154,675
                                                                                                                       ------------
                                                                                                                            474,452
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                             11,013  Computershare Ltd.                                63,364
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%                36,793  CSR Ltd.                                          81,821
                                                                   20,114  Wesfarmers Ltd.                                  524,303
                                                                                                                       ------------
                                                                                                                            606,124
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.3%                               86,049  AMP Ltd.                                         574,075
                                                                   41,638  AXA Asia Pacific Holdings Ltd.                   201,971
                                                                   91,395  Insurance Australia Group Ltd.                   360,116
                                                                   36,870  QBE Insurance Group Ltd.                         674,101
                                                                                                                       ------------
                                                                                                                          1,810,263
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                      223  APN News & Media Ltd.                                845
                                                                   67,858  John Fairfax Holdings Ltd.                       213,697
                                                                   42,475  Macquarie Communications Infrastructure
                                                                           Group                                            196,522
                                                                    5,775  Publishing & Broadcasting Ltd.                    80,331
                                                                                                                       ------------
                                                                                                                            491,395
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.9%                         49,188  Alumina Ltd.                                     227,214
                                                                  187,894  BHP Billiton Ltd.                              3,593,743
                                                                   48,010  BlueScope Steel Ltd.                             232,163
                                                                   28,055  Iluka Resources Ltd.                             148,856
                                                                   13,770  Newcrest Mining Ltd.                             231,208
                                                                   23,580  OneSteel Ltd.                                     73,906
                                                                   18,089  Rio Tinto Ltd.                                   946,276
                                                                   42,612  Zinifex Ltd.                                     373,642
                                                                                                                       ------------
                                                                                                                          5,827,008
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.1%                         35,882  Australian Gas Light Co., Ltd.                   574,367
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                         1,216  Harvey Norman Holdings Ltd.                        3,212
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%             10,809  Caltex Australia Ltd.                       $    192,783
                                                                   22,737  Origin Energy Ltd.                               113,173
                                                                   46,774  Paladin Resources Ltd. (c)                       165,800
                                                                   32,208  Santos Ltd.                                      268,955
                                                                   25,476  Woodside Petroleum Ltd.                          746,202
                                                                                                                       ------------
                                                                                                                          1,486,913
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                  5,919  PaperlinX Ltd.                                    17,006
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                         75,099  Mayne Pharma Ltd.                                240,424
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                 110,868  CFS Retail Property Trust                        167,126
                    (REITs) - 0.5%                                  3,466  CFS Retail Property Trust (c)                      5,121
                                                                   15,072  Centro Properties Group                           90,542
                                                                  166,094  Commonwealth Property Office Fund                174,767
                                                                   80,760  DB RREEF Trust                                    96,428
                                                                   82,258  ING Industrial Fund                              144,869
                                                                   33,488  Investa Property Group                            61,477
                                                                    1,332  Macquarie Office Trust                             1,486
                                                                  114,521  Macquire Goodman Group                           557,209
                                                                   45,434  Mirvac Group                                     160,711
                                                                    1,388  Multiplex Group                                    3,646
                                                                   59,977  Stockland                                        331,209
                                                                    1,898  Stockland (c)                                     10,297
                                                                   90,172  Westfield Group                                1,266,417
                                                                                                                       ------------
                                                                                                                          3,071,305
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                      123,927  General Property Trust                           434,660
                    Development - 0.1%                             17,727  Lend Lease Corp., Ltd.                           211,926
                                                                                                                       ------------
                                                                                                                            646,586
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                             18,614  Toll Holdings Ltd.                               213,784
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                        128  Billabong International Ltd.                       1,399
                    Goods - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%            1,639  Macquarie Airports                                 3,755
                                                                  201,950  Macquarie Infrastructure Group                   482,258
                                                                   52,081  Sydney Roads Group (c)                            43,141
                                                                   30,247  Transurban Group                                 164,775
                                                                                                                       ------------
                                                                                                                            693,929
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Australia              32,291,670
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.5%      Building Products - 0.0%                        3,296  Wienerberger AG                                  155,485
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                        10,982  Erste Bank der Oesterreichischen
                                                                           Sparkassen AG                                    683,054
                                                                    2,739  Raiffeisen International Bank Holding AG         291,449
                                                                                                                       ------------
                                                                                                                            974,503
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                     157  RHI AG (c)                                  $      6,135
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%                     509  Mayr-Melnhof Karton AG                            87,322
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                  18,265  Telekom Austria AG                               460,431
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                       3,166  Verbund - Oesterreichische
                                                                           Elektrizitaetswirtschafts AG                     153,002
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                                   43  Wiener Staedtische Allgemeine Versicherung
                                                                           AG                                                 2,696
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                                1,201  Andritz AG                                       183,021
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                          3,329  Boehler-Uddeholm AG                              187,067
                                                                    2,728  Voestalpine AG                                   112,552
                                                                                                                       ------------
                                                                                                                            299,619
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.1%              8,826  OMV AG                                           456,830
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                       18,388  IMMOFINANZ Immobilien Anlagen AG (c)             221,284
                    Development - 0.1%                             21,261  Immoeast Immobilien Anlagen AG (c)               258,282
                                                                    4,532  Meinl European Land Ltd. (c)                      98,629
                                                                                                                       ------------
                                                                                                                            578,195
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%            1,050  Flughafen Wien AG                                 86,868
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Austria                 3,444,107
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.2%      Beverages - 0.1%                                9,707  InBev NV                                         533,908
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                                2,617  Solvay SA                                        338,139
                                                                    2,110  Umicore                                          311,921
                                                                                                                       ------------
                                                                                                                            650,060
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                        31,510  Dexia                                            815,471
                                                                   10,828  KBC Bancassurance Holding                      1,139,147
                                                                                                                       ------------
                                                                                                                          1,954,618
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                               204  D'ieteren SA                                      68,016
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.5%          67,813  Fortis                                         2,749,733
                                                                    3,359  Groupe Bruxelles Lambert SA                      358,060
                                                                      211  Groupe Bruxelles Lambert SA Strip VVPR (c)             5
                                                                                                                       ------------
                                                                                                                          3,107,798
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                  11,573  Belgacom SA                                      450,652
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                       927  Bekaert SA                                        91,183
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                            493  Barco NV                                          45,058
                    Instruments - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%                   921  Colruyt SA                                       157,035
                                                                    3,633  Delhaize Group                                   304,890
                                                                      950  Delhaize Group (a)                                79,515
                                                                                                                       ------------
                                                                                                                            541,440
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                         1,461  Omega Pharma SA                                   84,153
                    Supplies - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.0%            10,766  AGFA-Gevaert NV                                  255,028
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                   1,598  Compagnie Maritime Belge SA (CMB)                 54,412
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%              1,612  Euronav SA                                  $     52,255
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                          3,959  UCB SA                                           251,506
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                       8  Cofinimmo                                          1,515
                    (REITs) - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                        849  Mobistar SA                                       70,228
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Belgium                 8,211,830
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.1%      Energy Equipment & Services - 0.1%             20,437  SeaDrill Ltd. (c)                                268,370
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                     19,785  Yue Yuen Industrial Holdings                      61,445
                    Goods - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Bermuda                   329,815
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.7%      Beverages - 0.0%                                  412  Carlsberg A/S                                     34,608
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.0%                                2,117  Novozymes A/S Class B                            161,286
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                        24,922  Danske Bank A/S                                  978,989
                                                                    2,625  Jyske Bank (c)                                   151,162
                                                                                                                       ------------
                                                                                                                          1,130,151
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%               1,267  FLS Industries A/S Class B                        58,648
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                    13,624  Vestas Wind Systems A/S (c)                      363,344
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                            2,384  Danisco A/S                                      193,169
                                                                    2,910  East Asiatic Co., Ltd. A/S                       136,432
                                                                                                                       ------------
                                                                                                                            329,601
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                           271  Coloplast A/S Class B                             21,751
                    Supplies - 0.1%                                17,200  GN Store Nord                                    262,957
                                                                    1,430  William Demant Holding (c)                       109,675
                                                                                                                       ------------
                                                                                                                            394,383
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                         436  Bang & Olufsen A/S Class B                        46,734
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                                1,751  Topdanmark A/S (c)                               241,521
                                                                       17  TrygVesta A/S                                      1,012
                                                                                                                       ------------
                                                                                                                            242,533
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                                  720  NKT Holding A/S                                   54,304
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.1%                                      61  AP Moller - Maersk A/S                           522,244
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.2%                          3,119  H Lundbeck A/S                                    72,585
                                                                   14,976  Novo-Nordisk A/S B                             1,111,708
                                                                                                                       ------------
                                                                                                                          1,184,293
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.1%                              2,080  DSV A/S                                          363,220
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Denmark                 4,885,349
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.4%      Auto Components - 0.0%                         10,665  Nokian Renkaat Oyj                               191,706
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                          228  Asko Oyj                                           6,175
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.7%               232,141  Nokia Oyj                                   $  4,605,062
                                                                    1,270  Nokia Oyj (a)                                     25,006
                                                                                                                       ------------
                                                                                                                          4,630,068
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%               5,799  YIT Oyj                                          134,210
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.0%              47  OKO Bank                                             749
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                   5,441  Elisa Corp.                                      119,928
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                      32,445  Fortum Oyj                                       863,507
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%                   235  Kesko Oyj Class B                                  9,871
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                              5,675  TietoEnator Oyj                                  166,637
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                               27,788  Sampo Oyj                                        578,697
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.0%             5,404  Amer Sports Corp.                                121,166
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                                2,051  Cargotec Corp. Class B                            86,699
                                                                   10,749  KCI Konecranes Oyj                               203,836
                                                                    4,102  Kone Oyj Class B                                 198,755
                                                                    8,456  Metso Oyj                                        310,852
                                                                      430  Wartsila Oyj                                      17,431
                                                                                                                       ------------
                                                                                                                            817,573
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                            768  Outokumpu Oyj                                     19,584
                                                                    7,496  Rautaruukki Oyj                                  215,075
                                                                                                                       ------------
                                                                                                                            234,659
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.1%              6,709  Neste Oil Oyj                                    194,789
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.2%                 33,245  Stora Enso Oyj Class R                           503,674
                                                                   34,754  UPM-Kymmene Oyj                                  825,023
                                                                                                                       ------------
                                                                                                                          1,328,697
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                            191  Orion Oyj (c)                                      3,629
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Finland                 9,402,061
-----------------------------------------------------------------------------------------------------------------------------------
France - 9.2%       Aerospace & Defense - 0.2%                     22,872  European Aeronautic Defense and Space Co.        657,112
                                                                    7,026  Safran SA                                        141,869
                                                                    6,060  Thales SA                                        268,602
                                                                    2,001  Zodiac SA                                        118,577
                                                                                                                       ------------
                                                                                                                          1,186,160
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                                10,021  Air France-KLM                                   301,866
                    ---------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.1%                         10,759  Compagnie Generale des Etablissements
                                                                           Michelin                                         787,756
                                                                    4,147  Valeo SA                                         147,773
                                                                                                                       ------------
                                                                                                                            935,529
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.3%                             10,946  Peugeot SA                                       616,616
                                                                   10,187  Renault SA                                     1,167,204
                                                                                                                       ------------
                                                                                                                          1,783,820
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                                4,524  Pernod-Ricard                               $    940,423
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.2%                       15,460  Cie de Saint-Gobain                            1,120,205
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                                6,595  Air Liquide                                    1,344,196
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.4%                        46,831  BNP Paribas                                    5,033,582
                                                                   29,323  Credit Agricole SA                             1,286,703
                                                                   20,350  Societe Generale                               3,235,192
                                                                                                                       ------------
                                                                                                                          9,555,477
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.0%           1,788  Societe BIC SA                                   111,073
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.1%                65,654  Alcatel SA                                       800,902
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.2%              13,778  Vinci SA                                       1,532,402
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                   1,109  Imerys SA                                         92,719
                                                                    9,464  Lafarge SA                                     1,220,434
                                                                                                                       ------------
                                                                                                                          1,313,153
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                  89,988  France Telecom SA                              2,063,265
                    Services - 0.3%
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.3%                     6,646  Alstom (c)                                       600,684
                                                                   11,983  Schneider Electric SA                          1,335,037
                                                                                                                       ------------
                                                                                                                          1,935,721
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.1%              6,935  Technip SA                                       393,741
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.4%                36,203  Carrefour SA                                   2,285,216
                                                                    1,766  Casino Guichard Perrachon SA                     142,167
                                                                                                                       ------------
                                                                                                                          2,427,383
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.3%                           13,378  Groupe Danone                                  1,875,991
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                            9,825  Gaz de France                                    390,800
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                         5,748  Cie Generale d'Optique Essilor
                    Supplies - 0.1%                                        International SA                                 587,965
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%           11,269  Accor SA                                         767,283
                                                                    4,916  Sodexho Alliance SA                              272,135
                                                                                                                       ------------
                                                                                                                          1,039,418
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.1%                      22,179  Thomson                                          348,101
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.1%                              4,426  Atos Origin (c)                                  243,721
                                                                    7,442  Cap Gemini SA                                    394,339
                                                                                                                       ------------
                                                                                                                            638,060
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                               92,242  AXA                                            3,397,934
                                                                    1,415  CNP Assurances                                   137,123
                                                                   47,921  SCOR                                             116,552
                                                                                                                       ------------
                                                                                                                          3,651,609
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                                2,756  Vallourec                                        642,026
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Media - 0.5%                                    7,124  Lagardere S.C.A.                            $    513,485
                                                                    2,237  PagesJaunes Groupe SA                             63,475
                                                                    9,178  Publicis Groupe                                  361,112
                                                                    9,292  Societe Television Francaise 1                   296,503
                                                                   65,159  Vivendi SA                                     2,346,622
                                                                                                                       ------------
                                                                                                                          3,581,197
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.5%                         53,473  Suez SA                                        2,349,122
                                                                   18,890  Veolia Environnement                           1,139,258
                                                                                                                       ------------
                                                                                                                          3,488,380
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.1%                         2,658  Pinault-Printemps-Redoute                        393,606
                    ---------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.0%                       1,763  Neopost SA                                       210,152
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 1.2%            124,049  Total SA                                       8,131,965
                    ---------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.2%                       14,662  L'Oreal SA                                     1,487,708
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.7%                         56,878  Sanofi-Aventis                                 5,057,936
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                     492  Gecina SA                                         65,565
                    (REITs) - 0.1%                                  1,410  Klepierre                                        210,941
                                                                    2,766  Unibail                                          580,586
                                                                                                                       ------------
                                                                                                                            857,092
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                 39,668  STMicroelectronics NV                            686,911
                    Equipment - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.0%                                 5,400  Business Objects SA (c)                          182,572
                                                                    2,635  Dassault Systemes SA                             148,102
                                                                                                                       ------------
                                                                                                                            330,674
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                      2,214  Hermes International                             204,455
                    Goods - 0.2%                                   13,533  LVMH Moet Hennessy Louis Vuitton SA            1,392,866
                                                                                                                       ------------
                                                                                                                          1,597,321
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%               39  Societe Des Autoroutes Paris-Rhin-Rhone            2,900
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                     12,881  Bouygues                                         688,253
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in France                 63,433,381
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 6.5%      Air Freight & Logistics - 0.2%                 51,090  Deutsche Post AG                               1,339,671
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.1%                                16,156  Deutsche Lufthansa AG                            341,981
                    ---------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.2%                          9,109  Continental AG                                 1,055,113
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.5%                             48,144  DaimlerChrysler AG                             2,403,480
                                                                   11,865  Volkswagen AG                                  1,009,717
                                                                                                                       ------------
                                                                                                                          3,413,197
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.5%                         27,878  Deutsche Bank AG Registered Shares             3,360,531
                                                                    3,332  MLP AG                                            74,540
                                                                                                                       ------------
                                                                                                                          3,435,071
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.8%                               30,936  BASF AG                                     $  2,474,739
                                                                   37,555  Bayer AG                                       1,912,431
                                                                    7,944  Linde AG                                         747,587
                                                                                                                       ------------
                                                                                                                          5,134,757
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                        40,649  Commerzbank AG                                 1,367,119
                                                                    2,841  Deutsche Postbank AG                             215,391
                                                                                                                       ------------
                                                                                                                          1,582,510
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%                     64  Wincor Nixdorf AG                                  9,295
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%               1,858  Bilfinger Berger AG                              110,126
                                                                    2,359  Hochtief AG                                      147,531
                                                                                                                       ------------
                                                                                                                            257,657
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.2%           6,556  Deutsche Boerse AG                               984,953
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 159,819  Deutsche Telekom AG                            2,538,738
                    Services - 0.4%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.6%                      36,183  E.ON AG                                        4,284,648
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                     1,790  Solarworld AG                                     98,250
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%                 8,936  Metro AG                                         521,725
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                              121  Suedzucker AG                                      2,986
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                         3,058  Celesio AG                                       159,249
                    Services - 0.1%                                 2,755  Fresenius Medical Care AG                        357,506
                                                                                                                       ------------
                                                                                                                            516,755
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%           14,762  TUI AG                                           304,433
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.6%                   912  Rheinmetall AG                                    66,313
                                                                   46,001  Siemens AG                                     4,009,106
                                                                      860  Siemens AG (a)                                    74,906
                                                                                                                       ------------
                                                                                                                          4,150,325
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.8%                               22,108  Allianz AG Registered Shares                   3,822,173
                                                                   11,464  Muenchener Rueckversicherungs AG
                                                                           Registered Shares                              1,811,045
                                                                                                                       ------------
                                                                                                                          5,633,218
                    ---------------------------------------------------------------------------------------------------------------
                    Life Sciences Tools & Services - 0.0%           4,634  Qiagen NV (c)                                     72,496
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                                1,583  Heidelberger Druckmaschn                          65,191
                                                                    9,088  MAN AG                                           768,328
                                                                                                                       ------------
                                                                                                                            833,519
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                    4,064  Premiere AG (c)                                   54,158
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                          1,267  Salzgitter AG                                    118,945
                                                                   23,705  ThyssenKrupp AG                                  797,854
                                                                                                                       ------------
                                                                                                                            916,799
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.3%                         23,626  RWE AG                                         2,177,284
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                           143  KarstadtQuelle AG (c)                       $      3,396
                    ---------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.0%                        1,590  Beiersdorf AG                                     84,533
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.1%                          6,483  Altana AG                                        357,730
                                                                    4,505  Merck KGaA                                       477,196
                                                                                                                       ------------
                                                                                                                            834,926
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                        2,617  IVG Immobilien AG                                 94,613
                    Development - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                 41,983  Infineon Technologies AG (c)                     497,252
                    Equipment - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.3%                                11,718  SAP AG                                         2,321,572
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                         1,073  Douglas Holding AG                                50,155
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                     14,813  Adidas-Salomon AG                                696,160
                    Goods - 0.1%                                      815  Puma AG Rudolf Dassler Sport                     277,717
                                                                                                                       ------------
                                                                                                                            973,877
                    ---------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance - 0.1%               6,725  Hypo Real Estate Holding AG                      419,131
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Germany                44,938,994
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%       Beverages - 0.0%                                5,270  Coca-Cola Hellenic Bottling Co. SA               181,448
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                        21,304  Alpha Bank AE                                    567,804
                                                                   10,612  EFG Eurobank Ergasias SA                         324,778
                                                                   25,503  National Bank of Greece SA                     1,096,466
                                                                    8,089  Piraeus Bank SA                                  209,444
                                                                                                                       ------------
                                                                                                                          2,198,492
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%                13,438  Intracom SA                                       85,794
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%                 622  Hellenic Technodomiki Tev SA                       6,083
                                                                    9,486  Technical Olympic SA                              31,964
                                                                                                                       ------------
                                                                                                                             38,047
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                   2,652  Titan Cement Co. SA                              125,575
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.0%           4,962  Hellenic Exchanges SA                             78,570
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                  13,486  Hellenic Telecommunications Organization
                    Services - 0.1%                                        SA                                               330,394
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                       5,799  Public Power Corp.                               139,572
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%           15,257  OPAP SA                                          512,161
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                          4,010  Viohalco, Hellenic Copper and Aluminum
                                                                           Industry SA                                       40,637
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%                276  Hellenic Petroleum SA                              3,307
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                           103  Germanos SA                                        2,453
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                     10,850  Cosmote Mobile Telecommunications SA             259,767
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Greece                  3,996,217
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.3%    Airlines - 0.0%                                 6,263  Cathay Pacific Airways Ltd.                       12,828
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                       234,900  BOC Hong Kong Holdings Ltd.                      527,543
                                                                   56,939  Bank of East Asia Ltd.                           259,769
                                                                   31,953  Hang Seng Bank Ltd.                              403,705
                                                                                                                       ------------
                                                                                                                          1,191,017
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%                89,061  Foxconn International Holdings Ltd. (c)          274,306
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                            55,990  Li & Fung Ltd.                              $    139,108
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.1%          79,348  Hong Kong Exchanges and Clearing Ltd.            578,900
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                  77,195  PCCW Ltd.                                         47,156
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                      98,687  CLP Holdings Ltd.                                597,777
                                                                    1,500  Cheung Kong Infrastructure Holdings Ltd.           4,591
                                                                   55,000  HongKong Electric Holdings                       257,275
                                                                                                                       ------------
                                                                                                                            859,643
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                    87,328  Johnson Electric Holdings Ltd.                    76,320
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                          1,147  Kingboard Chemical Holdings Ltd.                   4,129
                    Instruments - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.0%                          144,240  Hong Kong & China Gas                            338,005
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%           24,990  Shangri-La Asia Ltd.                              55,546
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                      62,560  Techtronic Industries Co.                         92,328
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.2%               114,176  Hutchison Whampoa Ltd.                         1,008,093
                                                                   56,773  Melco International Development                  121,528
                                                                                                                       ------------
                                                                                                                          1,129,621
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                   1,557  Orient Overseas International Ltd.                 6,334
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                 164,414  The Link REIT                                    342,237
                    (REITs) - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                       70,835  Cheung Kong Holdings Ltd.                        760,416
                    Development - 0.5%                             16,000  Hang Lung Properties Ltd.                         34,167
                                                                   57,491  Henderson Land Development Co., Ltd.             323,155
                                                                    1,791  Hysan Development Company Ltd.                     4,592
                                                                    1,000  Kerry Properties Ltd.                              3,657
                                                                  185,484  New World Development Ltd.                       319,445
                                                                   52,421  Sino Land Co.                                     92,837
                                                                   79,324  Sun Hung Kai Properties Ltd.                     865,797
                                                                   53,077  Swire Pacific Ltd. Class A                       554,457
                                                                   52,107  Wharf Holdings Ltd.                              178,544
                                                                                                                       ------------
                                                                                                                          3,137,067
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                             23,500  MTR Corp.                                         58,989
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                  5,004  ASM Pacific Technology                            26,265
                    Equipment - 0.0%                              388,000  Solomon Systech International Ltd.                67,719
                                                                                                                       ------------
                                                                                                                             93,984
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                        48,000  Esprit Holdings Ltd.                             437,666
                                                                  120,394  Giordano International Ltd.                       58,712
                                                                                                                       ------------
                                                                                                                            496,378
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                     59,353  Texwinca Holdings Ltd.                            38,770
                    Goods - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%           18,349  Hopewell Holdings                                 52,276
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                     45,647  Hutchison Telecommunications International
                    Services - 0.0%                                        Ltd. (c)                                          80,723
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Hong Kong               9,105,665
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.8%      Airlines - 0.0%                                27,680  Ryanair Holdings Plc (c)                    $    295,938
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.0%                               17,289  C&C Group Plc                                    234,559
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                          326  Kingspan Group Plc                                 6,711
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                        50,871  Allied Irish Banks Plc                         1,351,972
                                                                   53,168  Bank of Ireland                                1,038,869
                                                                   14,136  Depfa Bank Plc                                   260,723
                                                                                                                       ------------
                                                                                                                          2,651,564
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                  36,815  CRH Plc                                        1,241,971
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%                   648  Fyffes Plc                                         1,256
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                           20,458  Greencore Group Plc                              101,069
                                                                      237  Iaws Group Plc                                     4,395
                                                                    4,615  Kerry Group Plc                                  109,321
                                                                                                                       ------------
                                                                                                                            214,785
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%              264  Paddy Power Plc                                    4,949
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                      54,122  Waterford Wedgewood Plc Restricted Shares          2,537
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%                 2,954  DCC Plc                                           73,717
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                               12,172  Irish Life & Permanent Plc                       304,678
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                   80,725  Independent News & Media Plc                     243,376
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.1%                         19,545  Elan Corp. Plc (c)                               302,056
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies &                             3,425  Grafton Group Plc                                 45,122
                    Distributors - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Ireland                 5,623,219
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.6%        Aerospace & Defense - 0.1%                     14,956  Finmeccanica SpA                                 333,631
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.1%                             35,328  Fiat SpA                                         562,754
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.1%                         10,369  Banca Fideuram SpA                                66,003
                                                                   29,491  Mediobanca SpA                                   642,255
                                                                   15,925  Mediolanum SpA                                   118,234
                                                                                                                       ------------
                                                                                                                            826,492
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.3%                       208,457  Banca Intesa SpA                               1,370,225
                                                                   33,946  Banca Intesa SpA (RNC)                           207,438
                                                                   48,279  Banca Monte dei Paschi di Siena SpA              292,394
                                                                   25,464  Banca Popolare di Milano Scrl                    336,533
                                                                   20,982  Banche Popolari Unite Scrl                       564,007
                                                                   22,265  Banco Popolare di Verona e Novara Scrl           614,571

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   77,207  Capitalia SpA                               $    639,431
                                                                   68,886  Sanpaolo IMI SpA                               1,452,905
                                                                  457,392  UniCredito Italiano SpA                        3,792,190
                                                                                                                       ------------
                                                                                                                          9,269,694
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                   5,058  Italcementi SpA                                  127,953
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 663,752  Telecom Italia SpA                             1,883,414
                    Services - 0.4%                               294,827  Telecom Italia SpA (RNC)                         709,599
                                                                                                                       ------------
                                                                                                                          2,593,013
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.3%                     227,173  Enel SpA                                       2,070,520
                                                                  102,045  Terna SpA                                        296,536
                                                                                                                       ------------
                                                                                                                          2,367,056
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.0%                           63,411  Snam Rete Gas SpA                                307,649
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%            4,375  Autogrill SpA                                     69,564
                                                                       93  Lottomatica SpA                                    3,500
                                                                                                                       ------------
                                                                                                                             73,064
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%               273,399  Pirelli & C SpA                                  234,742
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.4%                               28,503  Alleanza Assicurazioni SpA                       332,900
                                                                   56,024  Assicurazioni Generali SpA                     2,093,572
                                                                    6,433  Fondiaria-Sai SpA                                282,038
                                                                                                                       ------------
                                                                                                                          2,708,510
                    ---------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.0%            27,235  Tiscali SpA (c)                                   77,177
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                    4,823  Arnoldo Mondadori Editore SpA                     44,655
                                                                   12,331  Gruppo Editoriale L'Espresso SpA                  62,950
                                                                   49,526  Mediaset SpA                                     531,698
                                                                  158,897  Seat Pagine Gialle SpA                            79,426
                                                                                                                       ------------
                                                                                                                            718,729
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.6%            124,186  ENI SpA                                        3,676,404
                                                                    4,487  ENI SpA (a)                                      267,021
                                                                                                                       ------------
                                                                                                                          3,943,425
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                      4,772  Benetton Group SpA                                82,054
                    Goods - 0.1%                                    9,077  Bulgari SpA                                      115,443
                                                                    4,546  Luxottica Group SpA                              133,774
                                                                                                                       ------------
                                                                                                                            331,271
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%           17,520  Autostrade SpA                                   519,328
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Italy                  24,994,488
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 21.3%       Air Freight & Logistics - 0.1%                 30,000  Yamato Transport Co., Ltd.                       434,252
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                                 2,000  All Nippon Airways Co., Ltd.                       8,097
                                                                   88,000  Japan Airlines Corp.                             172,176
                                                                                                                       ------------
                                                                                                                            180,273
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.5%                          9,100  Aisin Seiki Co., Ltd.                       $    265,913
                                                                   30,000  Bridgestone Corp.                                606,022
                                                                   30,400  Denso Corp.                                    1,068,564
                                                                    8,000  NGK Spark Plug Co., Ltd.                         158,896
                                                                    6,400  NOK Corp.                                        158,015
                                                                   11,900  Stanley Electric Co., Ltd.                       245,932
                                                                   22,600  Sumitomo Rubber Industries, Ltd.                 248,846
                                                                    1,000  Toyoda Gosei Co., Ltd.                            22,022
                                                                    7,400  Toyota Industries Corp.                          314,013
                                                                                                                       ------------
                                                                                                                          3,088,223
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 1.8%                             80,500  Honda Motor Co., Ltd.                          2,706,856
                                                                  107,100  Nissan Motor Co., Ltd.                         1,200,130
                                                                  155,500  Toyota Motor Corp.                             8,455,596
                                                                    8,400  Yamaha Motor Co., Ltd.                           222,691
                                                                                                                       ------------
                                                                                                                         12,585,273
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.2%                               14,500  Asahi Breweries Ltd.                             211,485
                                                                      200  Coca-Cola West Holdings Co. Ltd.                   3,998
                                                                    6,200  ITO EN, Ltd.                                     213,730
                                                                   37,000  Kirin Brewery Co., Ltd.                          494,211
                                                                   25,000  Sapporo Holdings Ltd.                            118,791
                                                                   12,000  Takara Holdings, Inc.                             70,537
                                                                                                                       ------------
                                                                                                                          1,112,752
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.3%                       40,100  Asahi Glass Co., Ltd.                            494,860
                                                                    2,000  Central Glass Co., Ltd.                           11,079
                                                                   13,100  Daikin Industries Ltd.                           388,345
                                                                   10,200  JS Group Corp.                                   213,391
                                                                   53,000  Nippon Sheet Glass Co., Ltd.                     249,142
                                                                   27,000  Sanwa Shutter Corp.                              153,221
                                                                   21,000  Toto Ltd.                                        198,145
                                                                                                                       ------------
                                                                                                                          1,708,183
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.5%                         70,000  Daiwa Securities Group, Inc.                     817,008
                                                                    1,000  Jafco Co., Ltd.                                   50,481
                                                                   10,300  Matsui Securities Co., Ltd.                       85,931
                                                                    6,000  Mitsubishi UFJ Securities Co.                     75,213
                                                                   33,500  Nikko Cordial Corp.                              388,727
                                                                   96,700  Nomura Holdings, Inc.                          1,703,604
                                                                      180  SBI E*trade Securities Co. Ltd.                  202,770

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      946  SBI Holdings, Inc.                          $    338,530
                                                                    1,300  Shinko Securities Co., Ltd.                        5,142
                                                                                                                       ------------
                                                                                                                          3,667,406
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 1.0%                               49,000  Asahi Kasei Corp.                                313,759
                                                                    3,000  Daicel Chemical Industries Ltd.                   20,811
                                                                   28,000  Dainippon Ink and Chemicals, Inc.                101,978
                                                                    4,000  Denki Kagaku Kogyo Kabushiki Kaisha               15,517
                                                                    2,400  Hitachi Chemical Co., Ltd.                        58,137
                                                                   13,000  JSR Corp.                                        286,283
                                                                   13,000  Kaneka Corp.                                     123,102
                                                                   22,500  Kuraray Co., Ltd.                                250,413
                                                                   56,500  Mitsubishi Chemical Holdings Corp.               354,127
                                                                   17,000  Mitsubishi Gas Chemical Co., Inc.                184,737
                                                                   57,000  Mitsubishi Rayon Co., Ltd.                       376,572
                                                                   34,000  Mitsui Chemicals, Inc.                           244,780
                                                                   16,000  Nippon Kayaku Co., Ltd.                          135,654
                                                                   11,000  Nissan Chemical Industries Ltd.                  130,157
                                                                   10,910  Nitto Denko Corp.                                646,847
                                                                   23,900  Shin-Etsu Chemical Co., Ltd.                   1,526,329
                                                                   69,000  Showa Denko KK                                   297,472
                                                                   13,000  Sumitomo Bakelite Co., Ltd.                       98,217
                                                                   64,000  Sumitomo Chemical Co., Ltd.                      478,110
                                                                   79,000  Teijin Ltd.                                      425,562
                                                                   17,000  Tokuyama Corp.                                   227,502
                                                                   75,700  Toray Industries, Inc.                           570,002
                                                                   35,000  Tosoh Corp.                                      141,998
                                                                   70,000  Ube Industries Ltd.                              198,619
                                                                                                                       ------------
                                                                                                                          7,206,685
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 2.6%                        11,000  The 77 Bank Ltd.                                  76,305
                                                                   29,000  The Bank of Fukuoka Ltd.                         212,959
                                                                    8,000  The Bank of Kyoto Ltd.                            80,905
                                                                   82,000  The Bank of Yokohama Ltd.                        645,915
                                                                   52,000  The Chiba Bank Ltd.                              463,778
                                                                   13,000  The Gunma Bank Ltd.                               96,125
                                                                   43,100  Hokuhoku Financial Group, Inc.                   162,449
                                                                   21,000  The Joyo Bank Ltd.                               124,686
                                                                      448  Mitsubishi UFJ Financial Group, Inc.           5,767,670
                                                                   39,000  Mitsui Trust Holdings, Inc.                      443,959

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      500  Mizuho Financial Group, Inc.                $  3,879,219
                                                                   16,000  The Nishi-Nippon City Bank Ltd.                   78,465
                                                                      232  Resona Holdings, Inc.                            695,617
                                                                       10  Sapporo Hokuyo Holdings, Inc.                    109,262
                                                                  101,000  Shinsei Bank Ltd.                                615,932
                                                                   24,000  The Shizuoka Bank Ltd.                           261,009
                                                                      327  Sumitomo Mitsui Financial Group, Inc.          3,434,379
                                                                   53,000  The Sumitomo Trust & Banking Co., Ltd.           554,847
                                                                    4,000  Suruga Bank Ltd.                                  50,006
                                                                                                                       ------------
                                                                                                                         17,753,487
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.3%          13,500  Arrk Corp.                                       177,347
                                                                   25,000  Dai Nippon Printing Co., Ltd.                    386,016
                                                                      210  The Goodwill Group, Inc.                         126,998
                                                                    4,500  Kokuyo Co., Ltd.                                  71,579
                                                                    4,500  Meitec Corp.                                     138,356
                                                                    5,100  Park24 Co. Ltd.                                  167,603
                                                                   11,000  Secom Co., Ltd.                                  545,039
                                                                   24,000  Toppan Printing Co., Ltd.                        266,294
                                                                                                                       ------------
                                                                                                                          1,879,232
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%                 7,000  Uniden Corp.                                      73,815
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.4%                108,000  Fujitsu Ltd.                                     890,967
                                                                   11,800  Mitsumi Electric Company, Ltd.                   162,910
                                                                  116,000  NEC Corp.                                        637,649
                                                                    4,200  Seiko Epson Corp.                                114,547
                                                                  178,000  Toshiba Corp.                                  1,154,855
                                                                                                                       ------------
                                                                                                                          2,960,928
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.2%               8,457  COMSYS Holdings Corp.                             92,833
                                                                   10,000  Chiyoda Corp.                                    195,655
                                                                   14,000  JGC Corp.                                        234,074
                                                                   71,800  Kajima Corp.                                     328,395
                                                                    8,000  Kinden Corp.                                      66,065
                                                                   38,000  Nishimatsu Construction Co., Ltd.                141,939
                                                                   24,000  Obayashi Corp.                                   169,127
                                                                   13,000  Okumura Corp.                                     71,461
                                                                   16,000  Shimizu Corp.                                     91,475
                                                                   50,000  Taisei Corp.                                     179,562
                                                                    3,000  Toda Corp.                                        14,052
                                                                                                                       ------------
                                                                                                                          1,584,638
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                  32,000  Sumitomo Osaka Cement Co., Ltd.             $     94,863
                                                                   43,000  Taiheiyo Cement Corp.                            159,158
                                                                                                                       ------------
                                                                                                                            254,021
                    ---------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.4%                         3,010  Acom Co., Ltd.                                   128,492
                                                                    1,400  Aeon Credit Service Co., Ltd.                     33,499
                                                                    7,550  Aiful Corp.                                      292,242
                                                                   12,500  Credit Saison Co., Ltd.                          527,252
                                                                      200  Hitachi Capital Corp.                              3,811
                                                                    4,900  ORIX Corp.                                     1,355,059
                                                                    3,400  Promise Co., Ltd.                                135,349
                                                                       10  Shohkoh Fund & Co., Ltd.                           1,898
                                                                    5,200  Takefuji Corp.                                   238,716
                                                                                                                       ------------
                                                                                                                          2,716,318
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%                   5,000  Toyo Seikan Kaisha Ltd.                           95,710
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Consumer Services - 0.0%            1,900  Benesse Corp.                                     70,326
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                     273  Nippon Telegraph & Telephone Corp.             1,341,126
                    Services - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.7%                      43,500  Chubu Electric Power Co., Inc.                 1,131,114
                                                                    5,900  Hokkaido Electric Power Co., Inc.                143,171
                                                                   34,700  The Kansai Electric Power Co., Inc.              800,894
                                                                   15,900  Kyushu Electric Power Co., Inc.                  375,734
                                                                   16,700  Tohoku Electric Power Co., Inc.                  365,642
                                                                   73,000  The Tokyo Electric Power Co., Inc.             2,102,232
                                                                                                                       ------------
                                                                                                                          4,918,787
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.3%                    15,800  Fuji Electric Holdings Co., Ltd.                  81,499
                                                                   19,000  Fujikura Ltd.                                    208,080
                                                                   41,000  Furukawa Electric Co., Ltd.                      270,868
                                                                   12,873  Matsushita Electric Works Ltd.                   136,073
                                                                   89,000  Mitsubishi Electric Corp.                        750,053
                                                                   32,300  Sumitomo Electric Industries Ltd.                437,451
                                                                    2,900  Ushio, Inc.                                       62,512
                                                                                                                       ------------
                                                                                                                          1,946,536
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                         11,000  Alps Electric Co., Ltd.                          114,971
                    Instruments - 0.9%                             15,600  Citizen Watch Co., Ltd.                          128,431
                                                                   13,000  Dainippon Screen Manufacturing Co., Ltd.         118,257
                                                                    1,300  Hirose Electric Co., Ltd.                        172,320
                                                                  153,000  Hitachi Ltd.                                     892,873
                                                                   28,200  Hoya Corp.                                     1,062,889
                                                                    4,500  Ibiden Co., Ltd.                                 237,835

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    1,700  Keyence Corp.                               $    391,649
                                                                   10,800  Kyocera Corp.                                    924,813
                                                                    1,100  Mabuchi Motor Co., Ltd.                           67,268
                                                                    9,300  Murata Manufacturing Co., Ltd.                   645,915
                                                                    4,700  Nidec Corp.                                      354,694
                                                                    6,000  Nippon Electric Glass Co.                        132,385
                                                                   31,000  Oki Electric Industry Co., Ltd.                   69,843
                                                                    9,300  Omron Corp.                                      228,433
                                                                    8,100  TDK Corp.                                        649,015
                                                                   12,000  Taiyo Yuden Co., Ltd.                            180,307
                                                                    3,500  Yokogawa Electric Corp.                           46,009
                                                                                                                       ------------
                                                                                                                          6,417,907
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.3%                29,600  Aeon Co., Ltd.                                   725,804
                                                                      200  Circle K Sunkus Co., Ltd.                          3,761
                                                                    3,600  FamilyMart Co., Ltd.                              98,488
                                                                    2,200  Lawson, Inc.                                      77,330
                                                                    3,000  Matsumotokiyoshi Co., Ltd.                        72,164
                                                                   40,600  Seven & I Holdings Co. Ltd.                    1,306,738
                                                                    4,000  UNY Co., Ltd.                                     53,056
                                                                                                                       ------------
                                                                                                                          2,337,341
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.3%                           40,000  Ajinomoto Co., Inc.                              430,949
                                                                      100  House Foods Corp.                                  1,652
                                                                   16,600  Katokichi Co., Ltd.                              135,680
                                                                   14,000  Kikkoman Corp.                                   163,283
                                                                   25,000  Meiji Dairies Corp.                              168,975
                                                                   26,000  Nichirei Corp.                                   137,196
                                                                    2,000  Nippon Meat Packers, Inc.                         22,479
                                                                   11,000  Nisshin Seifun Group, Inc.                       114,784
                                                                    4,800  Nissin Food Products Co., Ltd.                   152,865
                                                                   12,500  QP Corp.                                         118,155
                                                                   10,000  Toyo Suisan Kaisha, Ltd.                         144,243
                                                                    3,100  Yakult Honsha Co., Ltd.                           91,111
                                                                    6,000  Yamazaki Baking Co., Ltd.                         58,188
                                                                                                                       ------------
                                                                                                                          1,739,560
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                           80,000  Osaka Gas Co., Ltd.                              279,168
                                                                  153,000  Tokyo Gas Co., Ltd.                              767,171
                                                                                                                       ------------
                                                                                                                          1,046,339
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                        10,000  Olympus Corp.                               $    294,753
                    Supplies - 0.1%                                 5,600  Terumo Corp.                                     212,493
                                                                                                                       ------------
                                                                                                                            507,246
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                         5,100  Mediceo Paltac Holdings Co. Ltd.                 104,536
                    Services - 0.0%                                 1,000  Suzuken Co., Ltd.                                 37,522
                                                                                                                       ------------
                                                                                                                            142,058
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%            1,800  Oriental Land Co., Ltd.                          101,080
                                                                       40  ROUND ONE Corp.                                  145,005
                                                                                                                       ------------
                                                                                                                            246,085
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 1.1%                       8,400  Casio Computer Co., Ltd.                         169,330
                                                                    1,900  Daito Trust Construction Co., Ltd.               103,155
                                                                   22,000  Daiwa House Industry Co., Ltd.                   381,061
                                                                   26,000  HASEKO Corp. (c)                                  89,629
                                                                    3,400  Makita Corp.                                      99,928
                                                                  104,000  Matsushita Electric Industrial Co., Ltd.       2,202,177
                                                                   17,400  Pioneer Corp.                                    306,543
                                                                  118,000  Sanyo Electric Co., Ltd. (c)                     239,868
                                                                   19,000  Sekisui Chemical Co., Ltd.                       160,285
                                                                   41,000  Sekisui House Ltd.                               620,565
                                                                   55,000  Sharp Corp.                                      943,336
                                                                   56,000  Sony Corp.                                     2,267,226
                                                                                                                       ------------
                                                                                                                          7,583,103
                    ---------------------------------------------------------------------------------------------------------------
                    Household Products - 0.1%                      28,000  Kao Corp.                                        747,046
                                                                    2,200  Uni-Charm Corp.                                  122,238
                                                                                                                       ------------
                                                                                                                            869,284
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.1%                              3,000  CSK Holdings Corp.                               125,524
                                                                      400  Itochu Techno-Science Corp.                       20,328
                                                                       43  NET One Systems Co., Ltd.                         59,730
                                                                       53  NTT Data Corp.                                   244,653
                                                                    1,300  Nomura Research Institute Ltd.                   180,578
                                                                      100  Obic Co., Ltd.                                    21,149
                                                                    5,100  TIS, Inc.                                        120,302
                                                                                                                       ------------
                                                                                                                            772,264
                    ---------------------------------------------------------------------------------------------------------------
                    Independent Power Producers & Energy            8,600  Electric Power Development Co.                   306,662
                    Traders - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                               34,500  Millea Holdings, Inc.                          1,203,913
                                                                   70,000  Mitsui Sumitomo Insurance Co., Ltd.              875,704
                                                                   47,800  Sompo Japan Insurance, Inc.                      626,321
                                                                   11,000  T&D Holdings, Inc.                               796,595
                                                                                                                       ------------
                                                                                                                          3,502,533
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Internet & Catalog Retail - 0.0%                  695  Rakuten, Inc.                               $    271,960
                    ---------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.1%               181  eAccess Ltd.                                     109,307
                                                                      215  Index Corp.                                      155,880
                                                                      490  Yahoo! Japan Corp.                               184,479
                                                                                                                       ------------
                                                                                                                            449,666
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.3%            29,800  Fuji Photo Film Co., Ltd.                      1,087,858
                                                                   11,100  Namco Bandai Holdings, Inc.                      174,588
                                                                   25,000  Nikon Corp.                                      516,665
                                                                    1,300  Sankyo Co., Ltd. (Gunma)                          69,479
                                                                    8,932  Sega Sammy Holdings, Inc.                        287,482
                                                                    3,200  Shimano, Inc.                                     89,442
                                                                    6,400  Yamaha Corp.                                     134,705
                                                                                                                       ------------
                                                                                                                          2,360,219
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.9%                               18,000  Amada Co., Ltd.                                  180,816
                                                                    9,100  Amano Corp.                                      116,693
                                                                   10,000  Daifuku Co., Ltd.                                126,098
                                                                   39,000  Ebara Corp.                                      141,380
                                                                    7,900  Fanuc Ltd.                                       616,931
                                                                    5,000  Hino Motors Ltd.                                  27,061
                                                                   12,300  Hitachi Construction Machinery Co., Ltd.         275,035
                                                                   84,000  Ishikawajima-Harima Heavy Industries Co.,
                                                                           Ltd.                                             256,842
                                                                    7,300  JTEKT Corp.                                      141,592
                                                                   32,000  The Japan Steel Works, Ltd.                      218,998
                                                                  125,000  Kawasaki Heavy Industries Ltd.                   413,967
                                                                   56,000  Komatsu Ltd.                                     967,603
                                                                   44,000  Kubota Corp.                                     361,496
                                                                    2,800  Kurita Water Industries Ltd.                      54,309
                                                                   23,000  Minebea Co., Ltd.                                125,846
                                                                  187,200  Mitsubishi Heavy Industries Ltd.                 775,342
                                                                   46,000  Mitsui Engineering & Shipbuilding Co.,
                                                                           Ltd.                                             149,613
                                                                    9,000  NGK Insulators Ltd.                              126,540
                                                                   14,000  NSK Ltd.                                         118,223
                                                                   15,000  NTN Corp.                                        118,663
                                                                   15,000  OKUMA Corp.                                      132,766
                                                                    2,500  SMC Corp.                                        330,962
                                                                   30,000  Sumitomo Heavy Industries Ltd.                   251,302
                                                                    3,700  THK Co., Ltd.                                     87,435
                                                                                                                       ------------
                                                                                                                          6,115,513
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Marine - 0.2%                                  38,000  Kawasaki Kisen Kaisha Ltd.                  $    240,105
                                                                   69,000  Mitsui OSK Lines Ltd.                            510,202
                                                                   64,000  Nippon Yusen Kabushiki Kaisha                    389,751
                                                                                                                       ------------
                                                                                                                          1,140,058
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                      600  Asatsu-DK, Inc.                                   18,244
                                                                       86  Dentsu, Inc.                                     233,820
                                                                       58  Fuji Television Network, Inc.                    131,165
                                                                    4,600  Toho Co., Ltd.                                    93,508
                                                                    3,700  Tokyo Broadcasting System, Inc.                   86,338
                                                                                                                       ------------
                                                                                                                            563,075
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.8%                         26,000  Daido Steel Co., Ltd.                            190,048
                                                                    7,000  Dowa Mining Co., Ltd.                             60,416
                                                                   30,300  JFE Holdings, Inc.                             1,188,235
                                                                  125,000  Kobe Steel Ltd.                                  392,792
                                                                   78,000  Mitsubishi Materials Corp.                       321,738
                                                                   21,000  Mitsui Mining & Smelting Co., Ltd.               108,322
                                                                    1,800  Nippon Light Metal Co., Ltd.                       4,528
                                                                  360,000  Nippon Steel Corp.                             1,481,896
                                                                   39,000  Nisshin Steel Co., Ltd.                          115,614
                                                                  201,000  Sumitomo Metal Industries Ltd.                   771,211
                                                                   36,000  Sumitomo Metal Mining Co., Ltd.                  472,011
                                                                    2,000  Sumitomo Titanium Corp.                          238,004
                                                                      100  Tokyo Steel Manufacturing Co., Ltd.                1,575
                                                                                                                       ------------
                                                                                                                          5,346,390
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.2%                         8,000  Daimaru, Inc.                                     98,861
                                                                    6,000  Hankyu Department Stores                          50,769
                                                                    9,700  Isetan Co., Ltd.                                 163,741
                                                                   28,400  Marui Co., Ltd.                                  415,903
                                                                   38,000  Mitsukoshi Ltd.                                  170,584
                                                                    1,700  Ryohin Keikaku Co., Ltd.                         120,230
                                                                   19,000  Takashimaya Co., Ltd.                            241,392
                                                                                                                       ------------
                                                                                                                          1,261,480
                    ---------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.6%                      58,800  Canon, Inc.                                    3,067,869
                                                                   30,000  Konica Minolta Holdings, Inc.                    401,982
                                                                   34,000  Ricoh Co., Ltd.                                  676,746
                                                                                                                       ------------
                                                                                                                          4,146,597
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%                 32  Inpex Holdings, Inc. (c)                    $    254,233
                                                                   49,500  Nippon Mining Holdings, Inc.                     350,083
                                                                   89,000  Nippon Oil Corp.                                 655,825
                                                                    5,600  Showa Shell Sekiyu KK                             62,420
                                                                    9,000  TonenGeneral Sekiyu KK                            81,337
                                                                                                                       ------------
                                                                                                                          1,403,898
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.1%                     37  Nippon Paper Group, Inc.                         134,130
                                                                   49,000  OJI Paper Co., Ltd.                              268,522
                                                                                                                       ------------
                                                                                                                            402,652
                    ---------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.1%                        5,600  Aderans Co., Ltd.                                145,140
                                                                   14,000  Shiseido Co., Ltd.                               279,846
                                                                                                                       ------------
                                                                                                                            424,986
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.1%                         33,200  Astellas Pharma, Inc.                          1,335,705
                                                                   22,600  Chugai Pharmaceutical Co., Ltd.                  486,207
                                                                   37,500  Daiichi Sankyo Co. Ltd.                        1,064,033
                                                                   11,500  Eisai Co., Ltd.                                  556,177
                                                                   10,000  Kaken Pharmaceutical Co., Ltd.                    68,098
                                                                   11,000  Kyowa Hakko Kogyo Co., Ltd.                       77,517
                                                                    5,000  Santen Pharmaceutical Co., Ltd.                  126,837
                                                                   22,000  Shionogi & Co., Ltd.                             404,354
                                                                    6,000  Taisho Pharmaceutical Co., Ltd.                  115,106
                                                                   49,900  Takeda Pharmaceutical Co., Ltd.                3,114,920
                                                                   13,000  Tanabe Seiyaku Co., Ltd.                         162,961
                                                                                                                       ------------
                                                                                                                          7,511,915
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                      47  Japan Prime Realty Investment Corp.              140,524
                    (REITs) - 0.1%                                     13  Japan Real Estate Investment Corp.               110,109
                                                                       12  Japan Retail Fund Investment Corp.                88,426
                                                                       42  Nippon Building Fund, Inc.                       426,884
                                                                       21  Nomura Real Estate Office Fund, Inc.             168,441
                                                                                                                       ------------
                                                                                                                            934,384
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                          121  KK DaVinci Advisors (c)                          115,809
                    Development - 0.6%                              4,500  Leopalace21 Corp.                                164,274
                                                                   63,000  Mitsubishi Estate Co., Ltd.                    1,376,699
                                                                   53,000  Mitsui Fudosan Co., Ltd.                       1,205,311
                                                                   25,000  Sumitomo Realty & Development Co., Ltd.          734,765
                                                                   21,000  Tokyo Tatemono Co., Ltd.                         236,209
                                                                   24,000  Tokyu Land Corp.                                 227,671
                                                                                                                       ------------
                                                                                                                          4,060,738
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.7%                                 87  Central Japan Railway Co.                   $    928,472
                                                                      202  East Japan Railway Co.                         1,413,222
                                                                   67,000  Hankyu Hanshin Holdings, Inc.                    420,506
                                                                   14,000  Keihin Electric Express Railway Co., Ltd.        102,333
                                                                   19,000  Keio Electric Railway Co., Ltd.                  126,812
                                                                   34,000  Keisei Electric Railway Co., Ltd.                208,495
                                                                   67,000  Kintetsu Corp.                                   209,969
                                                                   35,000  Nippon Express Co., Ltd.                         187,651
                                                                   24,000  Odakyu Electric Railway Co., Ltd.                152,662
                                                                   13,000  Seino Holdings Corp.                             152,941
                                                                   38,000  Tobu Railway Co., Ltd.                           191,827
                                                                   40,000  Tokyu Corp.                                      275,103
                                                                       90  West Japan Railway Co.                           384,957
                                                                                                                       ------------
                                                                                                                          4,754,950
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                 11,400  Advantest Corp.                                  565,824
                    Equipment - 0.4%                                8,500  Elpida Memory, Inc. (c)                          385,889
                                                                    1,300  NEC Electronics Corp. (c)                         44,704
                                                                    5,800  Rohm Co., Ltd.                                   538,907
                                                                   11,000  Sanken Electric Co., Ltd.                        142,362
                                                                    2,700  Sumco Corp.                                      200,102
                                                                    9,900  Tokyo Electron Ltd.                              732,029
                                                                    3,500  Tokyo Seimitsu Co. Ltd.                          183,797
                                                                                                                       ------------
                                                                                                                          2,793,614
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.2%                                 4,000  Fuji Soft, Inc.                                  104,349
                                                                    3,600  Konami Corp.                                      91,475
                                                                    6,200  Nintendo Co., Ltd.                             1,278,177
                                                                      900  Oracle Corp. Japan                                38,953
                                                                    5,000  Trend Micro, Inc.                                146,529
                                                                                                                       ------------
                                                                                                                          1,659,483
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.2%                         2,600  Aoyama Trading Co., Ltd.                          83,022
                                                                    4,100  Autobacs Seven Co., Ltd.                         154,186
                                                                    3,200  Fast Retailing Co., Ltd.                         300,580
                                                                       50  Nitori Co., Ltd.                                   2,266
                                                                    5,800  Shimachu Co., Ltd.                               170,465
                                                                      600  Shimamura Co., Ltd.                               58,646
                                                                      680  USS Co., Ltd.                                     43,715
                                                                    3,800  Yamada Denki Co., Ltd.                           381,078
                                                                                                                       ------------
                                                                                                                          1,193,958
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                     13,000  Asics Corp.                                 $    169,458
                    Goods - 0.1%                                   22,000  Gunze Ltd.                                       124,474
                                                                    1,000  Nisshinbo Industries, Inc.                        10,562
                                                                    7,000  Onward Kashiyama Co., Ltd.                       100,673
                                                                   11,000  Tokyo Style Co., Ltd.                            132,580
                                                                    4,000  Toyobo Co., Ltd.                                  10,537
                                                                   11,000  Wacoal  Holdings Corp.                           138,636
                                                                                                                       ------------
                                                                                                                            686,920
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                                    249  Japan Tobacco, Inc.                              968,035
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies &                            72,000  Itochu Corp.                                     557,998
                    Distributors - 0.7%                            92,000  Marubeni Corp.                                   458,188
                                                                   80,800  Mitsubishi Corp.                               1,519,299
                                                                   95,000  Mitsui & Co., Ltd.                             1,208,572
                                                                   57,600  Sojitz Corp. (c)                                 187,341
                                                                   48,000  Sumitomo Corp.                                   598,857
                                                                    7,000  Toyota Tsusho Corp.                              184,390
                                                                                                                       ------------
                                                                                                                          4,714,645
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%            2,000  Kamigumi Co., Ltd.                                15,602
                                                                    7,000  Mitsubishi Logistics Corp.                       111,820
                                                                                                                       ------------
                                                                                                                            127,422
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                        120  KDDI Corp.                                       748,063
                    Services - 0.5%                                   889  NTT DoCoMo, Inc.                               1,370,415
                                                                   46,900  Softbank Corp.                                   971,249
                                                                                                                       ------------
                                                                                                                          3,089,727
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Japan                 147,430,638
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.0%   Personal Products - 0.0%                          183  Oriflame Cosmetics SA                              6,068
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Luxembourg                  6,068
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 3.6%  Air Freight & Logistics - 0.1%                 27,649  TNT NV                                         1,047,581
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                               14,060  Heineken NV                                      642,426
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                               14,621  Akzo Nobel NV                                    899,760
                                                                   14,039  Koninklijke DSM NV                               615,147
                                                                                                                       ------------
                                                                                                                          1,514,907
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.5%                       105,769  ABN AMRO Holding NV                            3,081,613
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.0%             124  Buhrmann NV                                        1,868
                                                                    1,033  Randstad Holdings NV                              58,767
                                                                   14,134  Vedior NV                                        264,446
                                                                                                                       ------------
                                                                                                                            325,081
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.8%           5,748  Euronext NV                                 $    558,111
                                                                  105,182  ING Groep NV CVA                               4,622,081
                                                                                                                       ------------
                                                                                                                          5,180,192
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 108,352  Koninklijke KPN NV                             1,380,787
                    Services - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.0%             10,642  SBM Offshore NV                                  288,893
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.2%               109,083  Koninklijke Ahold NV (c)                       1,157,958
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.4%                            6,222  Royal Numico NV                                  279,802
                                                                   93,032  Unilever NV                                    2,286,262
                                                                                                                       ------------
                                                                                                                          2,566,064
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.4%                      68,487  Koninklijke Philips Electronics NV             2,400,541
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                              3,472  Getronics NV                                      23,398
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.2%                               78,646  Aegon NV                                       1,473,454
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                   36,364  Reed Elsevier NV                                 605,744
                                                                   12,035  Wolters Kluwer NV                                313,597
                                                                                                                       ------------
                                                                                                                            919,341
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.2%                          6,000  Mittal Steel Co. NV                              209,166
                                                                   33,489  Mittal Steel Co. NV                            1,168,310
                                                                                                                       ------------
                                                                                                                          1,377,476
                    ---------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.0%                         283  OCE NV                                             4,538
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                   1,615  Corio NV                                         117,532
                    (REITs) - 0.1%                                  3,893  Rodamco Europe NV                                452,955
                                                                      353  Wereldhave NV                                     38,501
                                                                                                                       ------------
                                                                                                                            608,988
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                 30,227  ASML Holding NV (c)                              706,070
                    Equipment - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies &                            55,080  Hagemeyer NV (c)                                 267,927
                    Distributors - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in the Netherlands        24,967,235
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.1%  Construction Materials - 0.0%                  19,230  Fletcher Building Ltd.                           107,724
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                  69,325  Telecom Corp. of New Zealand Ltd.                196,891
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                      20,226  Contact Energy Ltd.                               94,420
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                        41,926  Fisher & Paykel Healthcare Corp.                 113,600
                    Supplies - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%            1,792  Sky City Ltd.                                      6,201
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                      27,665  Fisher & Paykel Appliances Holdings Ltd.          65,205
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                               10,253  Tower Ltd. (c)                                    21,689
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                      241  Sky Network Television Ltd.                          850
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                        14,918  Warehouse Group Ltd.                              62,628
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                     999  Kiwi Income Property Trust                           900
                    (REITs) - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%           58,991  Auckland International Airport Ltd.               78,186
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in New Zealand               748,294
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.7%       Airlines - 0.0%                                 2,392  SAS AB (c)                                  $     31,374
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.0%                                8,050  Yara International ASA                           122,257
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                        28,499  DnB NOR ASA                                      349,316
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.0%          23,129  Tomra Systems ASA                                141,215
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%                14,741  Tandberg ASA                                     157,617
                                                                      357  Tandberg Television ASA (c)                        2,908
                                                                                                                       ------------
                                                                                                                            160,525
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                  15,595  Telenor ASA                                      203,590
                    Services - 0.1%                                 8,600  Telenor ASA (a)                                  334,884
                                                                                                                       ------------
                                                                                                                            538,474
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.1%              7,490  Acergy SA (c)                                    128,115
                                                                   16,804  Ocean RIG ASA (c)                                104,918
                                                                   13,882  Petrojarl ASA (c)                                149,284
                                                                    4,462  Petroleum Geo-Services ASA (c)                   217,670
                                                                       50  ProSafe ASA                                        3,068
                                                                    8,780  TGS Nopec Geophysical Co. ASA (c)                139,068
                                                                                                                       ------------
                                                                                                                            742,123
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                          106,751  PAN Fish ASA (c)                                  84,174
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%                 8,305  Orkla ASA                                        395,588
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                               21,838  Storebrand ASA                                   230,821
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                      50  Stolt-Nielsen SA                                   1,304
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                    3,218  Schibsted ASA                                     96,757
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.3%            122,439  DET Norske Oljeselskap                           170,549
                                                                    3,194  Frontline Ltd.                                   122,005
                                                                   41,651  Norsk Hydro ASA                                  931,272
                                                                   37,007  Statoil ASA                                      875,692
                                                                                                                       ------------
                                                                                                                          2,099,518
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                  3,197  Norske Skogindustrier ASA                         48,112
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Norway                  5,041,558
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%     Commercial Banks - 0.1%                        23,822  Banco BPI SA                                     177,438
                                                                   82,464  Banco Comercial Portugues SA
                                                                           Registered Shares                                255,931
                                                                    9,325  Banco Espirito Santo SA Registered Shares        142,340
                                                                                                                       ------------
                                                                                                                            575,709
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                  13,841  Cimpor Cimentos de Portugal SA                    99,062
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                  52,568  Portugal Telecom SGPS SA Registered Shares       655,918
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                     106,189  Energias de Portugal SA                          460,042
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%                 3,659  Jeronimo Martins                                  65,261
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%                38,165  Sonae SGPS SA                                     66,234
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                    3,893  PT Multimedia Servicos de Telecomunicacoes
                                                                           e Multimedia SGPS SA                        $     47,096
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                  2,587  Sonae Industria SGPS SA (c)                       23,398
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%            7,704  Brisa-Auto Estradas de Portugal SA Private
                                                                           Shares                                            85,294
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Portugal                2,078,014
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.8%    Aerospace & Defense - 0.0%                     52,213  Singapore Technologies Engineering Ltd.           93,802
                    ---------------------------------------------------------------------------------------------------------------
                    Air Freight & Logistics - 0.0%                127,954  Singapore Post Ltd.                               81,463
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                                17,582  Singapore Airlines Ltd.                          161,811
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                        68,605  DBS Group Holdings Ltd.                          830,318
                                                                  108,914  Oversea-Chinese Banking Corp.                    449,689
                                                                   78,572  United Overseas Bank Ltd.                        807,314
                                                                                                                       ------------
                                                                                                                          2,087,321
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%                  5,357  Creative Technology Ltd.                          35,119
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                             3,529  Jardine Cycle & Carriage Ltd.                     26,694
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.1%         124,000  Singapore Exchange Ltd.                          347,050
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 316,132  Singapore Telecommunications Ltd.                486,234
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                          5,000  Venture Corp. Ltd.                                39,713
                    Instruments - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                        76,000  Parkway Holdings Ltd.                            134,140
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%           27,535  City Developments Ltd.                           185,719
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%                20,675  Fraser and Neave Ltd.                             53,955
                                                                    1,766  Haw Par Corp. Ltd.                                 7,069
                                                                   45,914  Keppel Corp. Ltd.                                428,345
                                                                   23,590  SembCorp Industries Ltd.                          49,964
                                                                                                                       ------------
                                                                                                                            539,333
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                               96,427  SembCorp Marine Ltd.                             203,017
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                  92,002  Cosco Corp. (Singapore) Ltd.                      96,270
                                                                    1,200  Neptune Orient Lines Ltd.                          1,536
                                                                                                                       ------------
                                                                                                                             97,806
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                   81,316  Singapore Press Holdings Ltd.                    210,159
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%                194  Singapore Petroleum Co. Ltd.                         575
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                   1,152  Ascendas Real Estate Investment Trust              1,561
                    (REITs) - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                      132,833  CapitaLand Ltd.                                  422,848
                    Development - 0.1%                              2,182  Keppel Land Ltd.                                   6,822
                                                                    7,457  UOL Group Ltd.                                    16,452
                                                                   83,100  Wing Tai Holdings Ltd.                            99,003
                                                                                                                       ------------
                                                                                                                            545,125
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                             95,816  ComfortDelgro Corp. Ltd.                         102,073
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                  1,120  Chartered Semiconductor Manufacturing Ltd.
                    Equipment - 0.0%                                       (a)(c)                                      $      8,378
                                                                   82,002  Chartered Semiconductor Manufacturing Ltd.
                                                                           (c)                                               62,546
                                                                    2,000  STATS ChipPAC Ltd. (c)                             1,229
                                                                                                                       ------------
                                                                                                                             72,153
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies &                             1,100  Noble Group Ltd.                                     721
                    Distributors - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Singapore               5,451,589
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.8%        Airlines - 0.0%                                29,434  Iberia Lineas Aereas de Espana                    79,045
                    ---------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.0%                           13,970  Zeltia SA (c)                                    103,879
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.6%                       198,134  Banco Bilbao Vizcaya Argentaria SA             4,580,509
                                                                   57,453  Banco Popular Espanol SA                         941,029
                                                                  329,846  Banco Santander Central Hispano SA             5,210,382
                                                                                                                       ------------
                                                                                                                         10,731,920
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.3%              15,679  ACS Actividades de Construccion y
                                                                           Servicios, SA                                    742,817
                                                                    1,045  Acciona SA                                       158,851
                                                                    2,241  Fomento de Construcciones y Contratas SA         178,844
                                                                    6,312  Grupo Ferrovial SA                               506,930
                                                                    4,860  Sacyr Vallehermoso SA                            220,708
                                                                                                                       ------------
                                                                                                                          1,808,150
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 247,965  Telefonica SA                                  4,293,889
                    Services - 0.6%                                 1,124  Telefonica SA (a)                                 58,234
                                                                                                                       ------------
                                                                                                                          4,352,123
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.7%                      51,526  Endesa SA                                      2,189,832
                                                                   48,314  Iberdrola SA                                   2,160,427
                                                                    5,815  Union Fenosa SA                                  296,709
                                                                                                                       ------------
                                                                                                                          4,646,968
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                    11,492  Gamesa Corp. Tecnologica SA                      251,554
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                              265  Azucarera Ebro Agricolas, SA                       5,411
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.0%                            7,017  Gas Natural SDG SA                               255,553
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%            7,075  NH Hoteles SA                                    150,029
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                             10,794  Indra Sistemas SA                                234,634
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                                7,569  Corporacion Mapfre SA                            158,011
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                    6,197  Antena 3 de Television SA                        126,622
                                                                      240  Promotora de Informaciones SA                      3,925
                                                                      513  Sogecable SA (c)                                  18,293
                                                                                                                       ------------
                                                                                                                            148,840
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                         10,180  Acerinox SA                                      196,141
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.3%             54,699  Repsol YPF SA                                  1,626,239
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                         9,564  Inditex SA                                       445,356
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                                 18,109  Altadis SA                                  $    858,860
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%            7,073  Abertis Infraestructuras SA                      185,467
                                                                    6,540  Cintra Concesiones de Infraestructuras de
                                                                           Transporte SA                                     92,042
                                                                                                                       ------------
                                                                                                                            277,509
                    ---------------------------------------------------------------------------------------------------------------
                    Water Utilities - 0.0%                          3,213  Sociedad General de Aguas de Barcelona SA
                                                                           Class A                                          104,235
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Spain                  26,434,457
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.2%       Airlines - 0.0%                                 1,617  SAS AB (c)                                        21,013
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.1%                       20,377  Assa Abloy AB B                                  378,843
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.0%                          6,838  D Carnegie AB                                    144,158
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                       111,951  Nordea Bank AB                                 1,466,497
                                                                   28,753  Skandinaviska Enskilda Banken AB Class A         772,914
                                                                   26,612  Svenska Handelsbanken Class A                    718,993
                                                                                                                       ------------
                                                                                                                          2,958,404
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%          23,048  Securitas AB                                     433,690
                                                                   23,048  Securitas Systems AB (c)                          86,486
                                                                                                                       ------------
                                                                                                                            520,176
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.4%               771,376  Telefonaktiebolaget LM Ericsson                2,673,510
                                                                    1,307  Telefonaktiebolaget LM Ericsson (a)               45,026
                                                                                                                       ------------
                                                                                                                          2,718,536
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%              17,205  Skanska AB Class B                               291,111
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Consumer Services - 0.0%           23,048  Securitas Direct AB (c)                           57,867
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.0%           1,210  OMHEX AB                                          23,445
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                  17,466  Tele2 AB                                         176,363
                    Services - 0.1%                                83,701  TeliaSonera AB                                   536,797
                                                                                                                       ------------
                                                                                                                            713,160
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%                    20  Axfood AB                                            607
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                         7,749  Elekta AB                                        145,917
                    Supplies - 0.0%                                 2,520  Getinge AB Class B                                46,077
                                                                                                                       ------------
                                                                                                                            191,994
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                         8,034  Capio AB (c)                                     183,624
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.1%                      26,068  Electrolux AB Series B                           423,289
                                                                   17,771  Husqvarna AB (c)                                 209,148
                                                                                                                       ------------
                                                                                                                            632,437
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                              4,686  WM-data AB Class B                                16,305
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.5%                                5,467  Alfa Laval AB                                    183,513
                                                                   19,849  Atlas Copco AB                                   521,376
                                                                    7,616  Atlas Copco AB Class B                           190,697

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   25,500  SKF AB Class B                              $    373,181
                                                                   58,096  Sandvik AB                                       665,898
                                                                    5,646  Scania AB Class B                                336,670
                                                                    6,544  Trelleborg AB Class B                            123,227
                                                                    3,680  Volvo AB Class A                                 227,974
                                                                   11,529  Volvo AB Class B                                 686,685
                                                                                                                       ------------
                                                                                                                          3,309,221
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                   16,001  Eniro AB                                         196,504
                                                                    2,610  Modern Times Group AB                            134,978
                                                                                                                       ------------
                                                                                                                            331,482
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                         24,018  Boliden AB                                       455,547
                                                                    2,520  Hoganas AB                                        66,709
                                                                    5,201  Ssab Svenskt Stal AB                              96,873
                                                                                                                       ------------
                                                                                                                            619,129
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%                502  Lundin Petroleum AB (c)                            5,292
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.1%                  6,721  Billerud AB                                      102,256
                                                                      945  Holmen AB Class B                                 39,458
                                                                   12,430  Svenska Cellulosa AB                             569,892
                                                                                                                       ------------
                                                                                                                            711,606
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                          373  Castellum AB                                       4,199
                    Development - 0.0%                                218  Fabege AB                                          4,819
                                                                    4,619  Kungsleden AB                                     52,628
                                                                    6,283  Wihlborgs Fastigheter AB                         113,168
                                                                                                                       ------------
                                                                                                                            174,814
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.0%                                37,000  Telelogic AB (c)                                  71,187
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.2%                        26,180  Hennes & Mauritz AB B Shares                   1,094,919
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.0%                                 18,950  Swedish Match AB                                 308,354
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Sweden                 15,477,684
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 6.9%  Auto Components - 0.0%                             16  Rieter Holding AG                                  6,871
                    ---------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.1%                              437  Serono SA                                        376,379
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                          139  Geberit AG Registered Shares                     168,935
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 1.6%                         66,695  Credit Suisse Group                            3,848,146
                                                                  121,404  UBS AG                                         7,241,931
                                                                                                                       ------------
                                                                                                                         11,090,077
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.3%                                7,054  Ciba Specialty Chemicals AG Registered
                                                                           Shares                                           424,719
                                                                    8,419  Clariant AG                                      113,466

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      164  Givaudan                                    $    130,918
                                                                    1,964  Lonza Group AG Registered Shares                 135,637
                                                                    7,050  Syngenta AG                                    1,060,353
                                                                                                                       ------------
                                                                                                                          1,865,093
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%           8,170  Adecco SA Registered Shares                      491,588
                                                                      171  SGS SA                                           171,689
                                                                                                                       ------------
                                                                                                                            663,277
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%                  7,066  Logitech International SA (c)                    152,990
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                  12,920  Holcim Ltd.                                    1,053,012
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                   1,193  Swisscom AG                                      396,018
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.2%                   101,024  ABB Ltd.                                       1,325,288
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                          1,880  Kudelski SA                                       55,473
                    Instruments - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 1.2%                           23,622  Nestle SA Registered Shares                    8,213,399
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                         1,521  Nobel Biocare Holding AG                         373,291
                    Supplies - 0.1%                                 2,121  Phonak Holding AG Registered Shares              133,794
                                                                      101  Straumann Holding AG Registered Shares            21,687
                                                                    1,834  Synthes, Inc.                                    203,298
                                                                                                                       ------------
                                                                                                                            732,070
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%                8  Kuoni Reisen Holding AG Registered Shares          4,102
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                               20,800  Swiss Reinsurance Registered Shares            1,587,432
                                                                    7,805  Zurich Financial Services AG                   1,912,426
                                                                                                                       ------------
                                                                                                                          3,499,858
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                                  664  SIG Holding AG Registered Shares                 191,159
                                                                      142  Schindler Holding AG                               7,383
                                                                      212  Sulzer AG                                        168,474
                                                                                                                       ------------
                                                                                                                            367,016
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                   2,295  Kuehne & Nagel International AG                  158,314
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 2.2%                        136,269  Novartis AG Registered Shares                  7,933,041
                                                                   40,802  Roche Holding AG                               7,034,884
                                                                                                                       ------------
                                                                                                                         14,967,925
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                        1,750  PSP Swiss Property AG                             88,620
                    Development - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                  1,096  Micronas Semiconductor Holding AG
                    Equipment - 0.0%                                       Registered Shares                                 24,473
                                                                      641  Unaxis Holding AG                                214,186
                                                                                                                       ------------
                                                                                                                            238,659
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                     29,255  Compagnie Financiere Richemont AG              1,404,483
                    Goods - 0.3%                                    2,048  The Swatch Group Ltd. Bearer Shares              394,591
                                                                    1,347  The Swatch Group Ltd. Registered Shares           52,099
                                                                                                                       ------------
                                                                                                                          1,851,173
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Switzerland            47,274,549
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
United              Aerospace & Defense - 0.4%                    196,625  BAE Systems Plc                             $  1,451,686
Kingdom - 22.6%                                                    33,228  Cobham Plc                                       112,653
                                                                   21,337  Meggitt Plc                                      124,351
                                                                   91,898  Rolls-Royce Group Plc                            777,618
                                                                                                                       ------------
                                                                                                                          2,466,308
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.1%                                45,599  British Airways Plc (c)                          363,702
                    ---------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.0%                         25,737  GKN Plc                                          138,096
                                                                    1,025  TI Automotive Ltd. A (c)                               0
                                                                                                                       ------------
                                                                                                                            138,096
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.6%                              164,948  Diageo Plc                                     2,907,041
                                                                   43,030  SABMiller Plc                                    802,166
                                                                   52,913  Scottish & Newcastle Plc                         563,377
                                                                                                                       ------------
                                                                                                                          4,272,584
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.3%                         21,526  3i Group Plc                                     376,157
                                                                   49,741  Amvescap Plc                                     538,896
                                                                    2,707  Close Brothers Group Plc                          51,602
                                                                    5,488  Collins Stewart Holdings Plc                      89,186
                                                                   11,924  ICAP Plc                                         114,930
                                                                   10,410  Investec Plc                                     101,990
                                                                  107,292  Man Group Plc                                    897,858
                                                                    3,844  Schroders Plc                                     66,777
                                                                                                                       ------------
                                                                                                                          2,237,396
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                               51,891  Imperial Chemical Industries Plc                 385,051
                                                                    7,957  Johnson Matthey Plc                              204,963
                                                                                                                       ------------
                                                                                                                            590,014
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 4.3%                       377,967  Barclays Plc                                   4,758,565
                                                                  204,250  HBOS Plc                                       4,032,731
                                                                  637,023  HSBC Holdings Plc                             11,595,758
                                                                  331,568  Lloyds TSB Group Plc                           3,341,383
                                                                  178,444  Royal Bank of Scotland Group Plc               6,129,794
                                                                                                                       ------------
                                                                                                                         29,858,231
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.2%             580  Aggreko Plc                                        3,629
                                                                   56,487  Brambles Industries Plc                          505,413
                                                                   24,329  Capita Group Plc                                 248,812
                                                                      424  Davis Service Group Plc                            3,806
                                                                      368  De La Rue Plc                                      3,932

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   28,394  Group 4 Securicor Plc                       $     89,635
                                                                   62,856  Hays Plc                                         169,659
                                                                    1,536  Intertek Group Plc                                22,379
                                                                  165,884  Rentokil Initial Plc                             453,946
                                                                    3,289  Serco Group Plc                                   23,069
                                                                                                                       ------------
                                                                                                                          1,524,280
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%                 9,765  CSR Plc (c)                                      153,767
                                                                        1  Telent Plc                                             9
                                                                                                                       ------------
                                                                                                                            153,776
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%              29,608  Amec Plc                                         197,995
                                                                   22,845  Balfour Beatty Plc                               175,706
                                                                                                                       ------------
                                                                                                                            373,701
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%                  41,601  Hanson Plc                                       601,072
                    ---------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.0%                         7,372  Cattles Plc                                       52,293
                                                                   12,919  Provident Financial Plc                          150,945
                                                                                                                       ------------
                                                                                                                            203,238
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.1%                  30,771  Rexam Plc                                        328,488
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                            10,537  Inchcape Plc                                     103,087
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.1%          17,150  London Stock Exchange Group Plc                  395,954
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 491,919  BT Group Plc                                   2,462,581
                    Services - 0.4%                               177,524  Cable & Wireless Plc                             459,271
                                                                                                                       ------------
                                                                                                                          2,921,852
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.3%                      46,956  Scottish & Southern Energy Plc                 1,156,029
                                                                   95,811  Scottish Power Plc                             1,165,982
                                                                      788  Scottish Power Plc (a)                            38,265
                                                                                                                       ------------
                                                                                                                          2,360,276
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                         17,536  Electrocomponents Plc                             91,144
                    Instruments - 0.0%                              4,873  Premier Farnell Plc                               16,475
                                                                                                                       ------------
                                                                                                                            107,619
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.6%                47,054  Boots Group Plc                                  681,178
                                                                  105,577  J Sainsbury Plc                                  740,528
                                                                  422,967  Tesco Plc                                      2,844,272
                                                                                                                       ------------
                                                                                                                          4,265,978
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.5%                          117,300  Cadbury Schweppes Plc                          1,245,635
                                                                   39,453  Tate & Lyle Plc                                  530,241
                                                                   62,785  Unilever Plc                                   1,544,557
                                                                                                                       ------------
                                                                                                                          3,320,433
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                         3,701  SSL International Plc                       $     24,196
                    Supplies - 0.1%                                64,393  Smith & Nephew Plc                               590,886
                                                                                                                       ------------
                                                                                                                            615,082
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.6%           12,219  Carnival Plc                                     583,161
                                                                  130,207  Compass Group Plc                                652,434
                                                                   13,556  Enterprise Inns Plc                              267,144
                                                                      526  First Choice Holidays Plc                          1,960
                                                                   22,052  Intercontinental Hotels Group Plc                385,349
                                                                   52,993  Ladbrokes Plc                                    385,062
                                                                   34,218  Mitchells & Butlers Plc                          376,791
                                                                  132,999  PartyGaming Plc                                  265,824
                                                                    6,689  Punch Taverns Plc                                121,135
                                                                   41,327  Rank Group Plc                                   181,218
                                                                   11,261  Sportingbet Plc                                   38,757
                                                                   18,726  Whitbread Plc                                    452,978
                                                                   26,415  William Hill Plc                                 317,513
                                                                                                                       ------------
                                                                                                                          4,029,326
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.2%                      13,853  Barratt Developments  Plc                        275,844
                                                                      850  Bellway Plc                                       20,450
                                                                    2,757  Berkeley Group Holdings Plc                       69,266
                                                                      122  Bovis Homes Group Plc                              2,111
                                                                   17,405  Persimmon Plc                                    435,003
                                                                   55,759  Taylor Woodrow Plc                               369,487
                                                                   33,251  Wimpey George Plc                                321,734
                                                                                                                       ------------
                                                                                                                          1,493,895
                    ---------------------------------------------------------------------------------------------------------------
                    Household Products - 0.2%                      35,555  Reckitt Benckiser Plc                          1,470,417
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                             43,029  LogicaCMG Plc                                    124,582
                    ---------------------------------------------------------------------------------------------------------------
                    Independent Power Producers & Energy           77,818  International Power Plc                          454,974
                    Traders - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.2%                17,683  Cookson Group Plc                                187,449
                                                                   37,131  Smiths Group Plc                                 621,798
                                                                   88,708  Tomkins Plc                                      392,297
                                                                                                                       ------------
                                                                                                                          1,201,544
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 1.1%                              154,525  Aviva Plc                                      2,260,074
                                                                  112,244  Friends Provident Plc                            405,701
                                                                  372,927  Legal & General Group Plc                        992,661

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  295,614  Old Mutual Plc                              $    924,915
                                                                  145,550  Prudential Plc                                 1,803,912
                                                                   26,352  Resolution Plc                                   303,957
                                                                  104,732  Royal & Sun Alliance Insurance Group             291,493
                                                                  154,762  Standard Life Plc (c)                            782,699
                                                                                                                       ------------
                                                                                                                          7,765,412
                    ---------------------------------------------------------------------------------------------------------------
                    Internet & Catalog Retail - 0.2%               56,318  GUS Plc                                        1,016,217
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                               10,160  FKI Plc                                           17,128
                                                                   11,145  IMI Plc                                          105,496
                                                                   29,256  Invensys Plc (c)                                 113,532
                                                                                                                       ------------
                                                                                                                            236,156
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.8%                                   74,833  Aegis Group Plc                                  186,960
                                                                   78,664  British Sky Broadcasting Plc                     802,289
                                                                   10,334  Daily Mail & General Trust                       117,074
                                                                   62,341  EMI Group Plc                                    309,754
                                                                    7,829  Emap Plc                                         109,975
                                                                  217,260  ITV Plc                                          392,639
                                                                   43,313  Pearson Plc                                      615,290
                                                                   84,905  Reed Elsevier Plc                                939,688
                                                                   86,174  Reuters Group Plc                                699,404
                                                                   10,641  Trinity Mirror Plc                                94,613
                                                                   14,647  United Business Media Plc                        181,258
                                                                   80,239  WPP Group Plc                                    992,215
                                                                   32,669  Yell Group Plc                                   363,396
                                                                                                                       ------------
                                                                                                                          5,804,555
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.4%                         80,557  Anglo American Plc                             3,360,115
                                                                  147,410  BHP Billiton Plc                               2,538,751
                                                                   63,008  Corus Group Plc                                  456,656
                                                                   56,351  Rio Tinto Plc Registered Shares                2,659,923
                                                                   21,955  Xstrata Plc                                      905,103
                                                                                                                       ------------
                                                                                                                          9,920,548
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.6%                        232,685  Centrica Plc                                   1,413,669
                                                                  160,209  National Grid Plc                              1,997,562
                                                                   52,179  United Utilities Plc                             687,630
                                                                                                                       ------------
                                                                                                                          4,098,861
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.3%                        92,673  Marks & Spencer Group Plc                      1,112,214
                                                                   18,188  Next Plc                                         644,148
                                                                                                                       ------------
                                                                                                                          1,756,362
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 3.8%            204,685  BG Group Plc                                $  2,481,378
                                                                1,084,572  BP Plc                                        11,790,808
                                                                    3,749  BP Plc (a)                                       245,860
                                                                  210,573  Royal Dutch Shell Plc                          6,930,599
                                                                  150,374  Royal Dutch Shell Plc Class B                  5,092,520
                                                                                                                       ------------
                                                                                                                         26,541,165
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 2.0%                         88,619  AstraZeneca Plc                                5,525,548
                                                                  319,488  GlaxoSmithKline Plc                            8,486,260
                                                                      800  GlaxoSmithKline Plc (a)                           42,584
                                                                                                                       ------------
                                                                                                                         14,054,392
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                       34,518  British Land Co. Plc                             879,472
                    Development - 0.4%                                369  Brixton Plc                                        3,646
                                                                      231  Great Portland Estates Plc                         2,611
                                                                   18,654  Hammerson Plc                                    457,160
                                                                   29,955  Land Securities Group Plc                      1,101,176
                                                                    9,622  Liberty International Plc                        220,173
                                                                   17,134  Slough Estates Plc                               212,835
                                                                                                                       ------------
                                                                                                                          2,877,073
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.1%                              7,097  Arriva Plc                                        87,495
                                                                   31,384  Firstgroup Plc                                   287,694
                                                                    8,934  National Express Group Plc                       156,702
                                                                   30,764  Stagecoach Group Plc                              72,981
                                                                                                                       ------------
                                                                                                                            604,872
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                 77,662  ARM Holdings Plc                                 170,456
                    Equipment - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.1%                                21,202  Misys Plc                                         89,604
                                                                  108,850  Sage Group Plc                                   510,854
                                                                                                                       ------------
                                                                                                                            600,458
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.3%                        94,643  DSG International Plc                            387,164
                                                                   24,803  Galiform Plc                                      44,477
                                                                   45,858  HMV Group Plc                                    138,769
                                                                   49,782  Kesa Electricals Plc                             302,914
                                                                  141,072  Kingfisher Plc                                   646,267
                                                                   76,918  Signet Group Plc                                 158,764
                                                                    2,126  Travis Perkins Plc                                68,941
                                                                                                                       ------------
                                                                                                                          1,747,296
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                     39,914  Burberry Group Plc                               384,713
                    Goods - 0.1%
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.6%                                 82,235  British American Tobacco Plc                $  2,218,125
                                                                   39,420  Gallaher Group Plc                               643,562
                                                                   39,269  Imperial Tobacco Group Plc                     1,305,666
                                                                                                                       ------------
                                                                                                                          4,167,353
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies &                            19,858  Bunzl Plc                                        247,970
                    Distributors - 0.2%                            40,173  Wolseley Plc                                     844,936
                                                                                                                       ------------
                                                                                                                          1,092,906
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%           11,599  BBA Group Plc                                     57,686
                    ---------------------------------------------------------------------------------------------------------------
                    Water Utilities - 0.1%                         14,810  Kelda Group Plc                                  235,284
                                                                   19,122  Severn Trent Plc                                 477,202
                                                                                                                       ------------
                                                                                                                            712,486
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                  2,852,223  Vodafone Group Plc                             6,513,202
                    Services - 1.0%                                 3,656  Vodafone Group Plc (a)                            83,553
                                                                                                                       ------------
                                                                                                                          6,596,755
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in the United Kingdom    156,181,627
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks
                                                                           (Cost - $484,569,720) - 92.9%                641,748,509
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
United                                                            284,277  iShares MSCI EAFE Index Fund                  19,251,238
States - 2.8%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Exchange-Traded Funds
                                                                           (Cost - $17,644,632) - 2.8%                   19,251,238
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%      Automobiles - 0.1%                                497  Porsche AG                                       514,263
                                                                    5,058  Volkswagen AG, 4.35%                             298,898
                                                                                                                       ------------
                                                                                                                            813,161
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                                2,695  Henkel KGaA, 1.75%                               374,368
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                    5,011  ProSieben SAT.1 Media AG, 2.24%                  138,697
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.0%                          1,869  RWE AG, 3.50%                                    156,543
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Preferred Stocks in Germany              1,482,769
-----------------------------------------------------------------------------------------------------------------------------------
United              Media - 0.0%                                    9,395  Emap Plc                                          19,304
Kingdom - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Preferred Stocks in the United
                                                                           Kingdom                                           19,304
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Preferred Stocks
                                                                           (Cost - $841,318) - 0.2%                       1,502,073
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           Rights
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.0%        Metals & Mining - 0.0%                          7,000  Dowa Mining Co., Ltd. (e)                              0
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Rights (Cost - $0) - 0.0%                        0
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                               Beneficial
                                                                 Interest  Short-Term Securities                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           USD 18,215,087  BlackRock Liquidity Series, LLC
                                                                           Cash Sweep Series I, 5.18% (b)(d)           $ 18,215,087
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Short-Term Securities
                                                                           (Cost - $18,215,087) - 2.6%                   18,215,087
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Investments
                                                                           (Cost - $521,270,757*) - 98.5%               680,716,907

                                                                           Other Assets Less Liabilities - 1.5%          10,330,924
                                                                                                                       ------------
                                                                           Net Assets - 100.0%                         $691,047,831
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 526,802,411
                                                                  =============
      Gross unrealized appreciation                               $ 163,558,271
      Gross unrealized depreciation                                  (9,643,775)
                                                                  -------------
      Net unrealized appreciation                                 $ 153,914,496
                                                                  =============

(a)   Depositary receipts.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------
                                                                  Net          Interest
      Affiliate                                                Activity         Income
      ---------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series I    $(2,113,788)     $ 475,415
      ---------------------------------------------------------------------------------

(c)   Non-income producing security.
(d)   Represents the current yield as of September 30, 2006.
(e)   The rights may be exercised until January 29, 2010.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of September 30, 2006 were as follows:

      --------------------------------------------------------------------------------------------------------------------
      Number of                                                         Expiration                             Unrealized
      Contracts        Issue                        Exchange               Date             Face Value        Appreciation
      --------------------------------------------------------------------------------------------------------------------
          105          DJ Euro Stoxx 50             Eurex              December 2006        $ 5,102,009       $    102,635
           40          FTSE 100 Index Future        LIFFE              December 2006        $ 4,411,097             61,865
           19          Hang Seng Index Future       Hong Kong           October 2006        $ 2,137,237              3,486
           71          OMX 30 Index Future          Stockholm           October 2006        $   998,415              9,878
           31          SPI 200 Index Future         Sydney             December 2006        $ 2,898,204             97,624
           85          TOPIX Index Future           Tokyo              December 2006        $11,576,167             50,903
      --------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                                     $    326,391
                                                                                                              ============

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

o Forward foreign exchange contracts as of September 30, 2006 were as follows:

      -------------------------------------------------------------------------
      Foreign Currency                      Settlement              Unrealized
      Purchased                                Date                Depreciation
      -------------------------------------------------------------------------
      AUD  2,838,500                       November 2006           $    (37,137)
      CHF  5,445,600                       November 2006                (77,534)
      EUR  13,184,900                      November 2006               (177,088)
      GBP  4,684,500                       November 2006               (103,517)
      HKD  1,698,000                       November 2006                   (786)
      JPY  1,582,622,700                   November 2006               (245,728)
      SEK  9,437,300                       November 2006                (22,066)
      -------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward  Foreign Exchange
      Contracts - Net (USD Commitment - $47,636,681)               $   (663,856)
                                                                   ============

o Forward foreign exchange contracts as of September 30, 2006 were as follows:

      -------------------------------------------------------------------------
      Foreign Currency                      Settlement              Unrealized
      Sold                                     Date                Appreciation
      -------------------------------------------------------------------------
      AUD  1,633,800                       November 2006           $     15,572
      CHF  3,100,000                       November 2006                 25,617
      EUR  7,016,000                       November 2006                 72,419
      GBP  2,470,000                       November 2006                 64,572
      HKD  1,698,000                       November 2006                    556
      JPY  924,330,000                     November 2006                 71,839
      SEK  5,062,000                       November 2006                  8,008
      -------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward  Foreign Exchange
      Contracts - Net (USD Commitment - $26,273,381)               $    258,583
                                                                   ============

o     Currency Abbreviations:

      AUD   Australia Dollar
      CHF   Swiss Franc
      EUR   Euro
      GBP   British Pound
      HKD   Hong Kong Dollar
      JPY   Japanese Yen
      SEK   Swedish Krona
      USD   U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: November 17, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: November 17, 2006